DERIVATIVES ACTIVITIES - Derivative Notionals (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Net Investment Hedging
Derivatives
Derivative notionals	$ 2,102	$ 3,752
Hedging instruments under ASC 815 (SFAS 133)
Derivatives
Derivative notionals	263,763	262,813
Hedging instruments under ASC 815 (SFAS 133) | Interest rate contracts
Derivatives
Derivative notionals	166,576	163,348
Hedging instruments under ASC 815 (SFAS 133) | Interest rate swaps
Derivatives
Derivative notionals	166,576	163,348
Hedging instruments under ASC 815 (SFAS 133) | Interest rate futures and forwards
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Interest rate contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Interest rate contract options | Purchased
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contracts
Derivatives
Derivative notionals	96,398	98,376
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange swaps
Derivatives
Derivative notionals	23,007	25,157
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange futures, forwards and spot
Derivatives
Derivative notionals	72,124	73,219
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contract options | Written or Sold
Derivatives
Derivative notionals	448	0
Hedging instruments under ASC 815 (SFAS 133) | Foreign exchange contract options | Purchased
Derivatives
Derivative notionals	819	0
Hedging instruments under ASC 815 (SFAS 133) | Spot contracts
Derivatives
Derivative notionals	335,000	849,000
Hedging instruments under ASC 815 (SFAS 133) | Equity contracts
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Equity swaps
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Equity futures and forwards
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Equity contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Equity contract options | Purchased
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Commodity and other contracts
Derivatives
Derivative notionals	789	1,089
Hedging instruments under ASC 815 (SFAS 133) | Commodity and other swaps
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Commodity and other futures and forwards
Derivatives
Derivative notionals	789	1,089
Hedging instruments under ASC 815 (SFAS 133) | Commodity and other contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Commodity and other contract options | Purchased
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Credit derivatives
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Credit derivatives | Written or Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 (SFAS 133) | Credit derivatives | Purchased
Derivatives
Derivative notionals	0	0
Other derivative instruments, Trading derivatives
Derivatives
Derivative notionals	47,612,050	59,016,711
Other derivative instruments, Trading derivatives | Interest rate contracts
Derivatives
Derivative notionals	34,998,356	45,434,627
Other derivative instruments, Trading derivatives | Interest rate swaps
Derivatives
Derivative notionals	22,208,794	31,906,549
Other derivative instruments, Trading derivatives | Interest rate futures and forwards
Derivatives
Derivative notionals	6,868,340	7,044,990
Other derivative instruments, Trading derivatives | Interest rate contract options | Written or Sold
Derivatives
Derivative notionals	3,033,617	3,311,904
Other derivative instruments, Trading derivatives | Interest rate contract options | Purchased
Derivatives
Derivative notionals	2,887,605	3,171,184
Other derivative instruments, Trading derivatives | Foreign exchange contracts
Derivatives
Derivative notionals	9,586,816	10,278,174
Other derivative instruments, Trading derivatives | Foreign exchange swaps
Derivatives
Derivative notionals	4,765,687	4,567,977
Other derivative instruments, Trading derivatives | Foreign exchange futures, forwards and spot
Derivatives
Derivative notionals	2,563,649	3,003,295
Other derivative instruments, Trading derivatives | Foreign exchange contract options | Written or Sold
Derivatives
Derivative notionals	1,125,664	1,343,520
Other derivative instruments, Trading derivatives | Foreign exchange contract options | Purchased
Derivatives
Derivative notionals	1,131,816	1,363,382
Other derivative instruments, Trading derivatives | Equity contracts
Derivatives
Derivative notionals	778,636	742,697
Other derivative instruments, Trading derivatives | Equity swaps
Derivatives
Derivative notionals	180,963	131,344
Other derivative instruments, Trading derivatives | Equity futures and forwards
Derivatives
Derivative notionals	33,735	30,510
Other derivative instruments, Trading derivatives | Equity contract options | Written or Sold
Derivatives
Derivative notionals	298,876	305,627
Other derivative instruments, Trading derivatives | Equity contract options | Purchased
Derivatives
Derivative notionals	265,062	275,216
Other derivative instruments, Trading derivatives | Commodity and other contracts
Derivatives
Derivative notionals	315,734	396,986
Other derivative instruments, Trading derivatives | Commodity and other swaps
Derivatives
Derivative notionals	70,561	90,817
Other derivative instruments, Trading derivatives | Commodity and other futures and forwards
Derivatives
Derivative notionals	106,474	106,021
Other derivative instruments, Trading derivatives | Commodity and other contract options | Written or Sold
Derivatives
Derivative notionals	72,648	104,581
Other derivative instruments, Trading derivatives | Commodity and other contract options | Purchased
Derivatives
Derivative notionals	66,051	95,567
Other derivative instruments, Trading derivatives | Credit derivatives
Derivatives
Derivative notionals	1,932,508	2,164,227
Other derivative instruments, Trading derivatives | Credit derivatives | Written or Sold
Derivatives
Derivative notionals	950,922	1,063,858
Other derivative instruments, Trading derivatives | Credit derivatives | Purchased
Derivatives
Derivative notionals	981,586	1,100,369
Other derivative instruments, Management hedges
Derivatives
Derivative notionals	125,193	131,014
Other derivative instruments, Management hedges | Interest rate contracts
Derivatives
Derivative notionals	74,571	83,073
Other derivative instruments, Management hedges | Interest rate swaps
Derivatives
Derivative notionals	28,969	31,945
Other derivative instruments, Management hedges | Interest rate futures and forwards
Derivatives
Derivative notionals	38,421	42,305
Other derivative instruments, Management hedges | Interest rate contract options | Written or Sold
Derivatives
Derivative notionals	2,606	3,913
Other derivative instruments, Management hedges | Interest rate contract options | Purchased
Derivatives
Derivative notionals	4,575	4,910
Other derivative instruments, Management hedges | Foreign exchange contracts
Derivatives
Derivative notionals	26,994	31,923
Other derivative instruments, Management hedges | Foreign exchange swaps
Derivatives
Derivative notionals	23,960	23,990
Other derivative instruments, Management hedges | Foreign exchange futures, forwards and spot
Derivatives
Derivative notionals	3,034	7,069
Other derivative instruments, Management hedges | Foreign exchange contract options | Written or Sold
Derivatives
Derivative notionals	0	432
Other derivative instruments, Management hedges | Foreign exchange contract options | Purchased
Derivatives
Derivative notionals	0	432
Other derivative instruments, Management hedges | Equity contracts
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Equity swaps
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Equity futures and forwards
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Equity contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Equity contract options | Purchased
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Commodity and other contracts
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Commodity and other swaps
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Commodity and other futures and forwards
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Commodity and other contract options | Written or Sold
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Commodity and other contract options | Purchased
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Credit derivatives
Derivatives
Derivative notionals	23,628	16,018
Other derivative instruments, Management hedges | Credit derivatives | Written or Sold
Derivatives
Derivative notionals	0	0
Other derivative instruments, Management hedges | Credit derivatives | Purchased
Derivatives
Derivative notionals	$ 23,628	$ 16,018